Derivatives	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about hedges [abstract]
Derivatives
26. DERIVATIVES

(1)	Derivative assets and derivative liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2022
		Assets			Liabilities
	Nominal amount	For cash flow hedge	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	42,545	—	—	—	—	—	—
Forwards	2,620,000	—	—	249,356	—	—	—
Swaps	136,550,518	2,041	—	440,540	—	193,831	474,158
Purchase options	170,000	—	—	9,308	—	—	—
Written options	310,000	—	—	—	—	—	16,752
Currency:
Futures	51,136	—	—	—	—	—	—
Forwards	90,134,257	—	—	3,083,082	—	—	1,360,535
Swaps	97,197,309	35,745	—	3,105,901	9,080	—	5,500,970
Purchase options	487,852	—	—	23,182	—	—	—
Written options	570,982	—	—	—	—	—	7,929
Equity:
Futures	958,589	—	—	—	—	—	—
Forwards	183	—	—	100	—	—	—
Swaps	568,835	—	—	90,237	—	—	673
Purchase options	29,801,478	—	—	1,204,475	—	—	—
Written options	29,874,836	—	—	—	—	—	1,544,108

Total	389,338,520	37,786	—	8,206,181	9,080	193,831	8,905,125

	December 31, 2023
		Assets			Liabilities
	Nominal amount	For cash flow hedge	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	317,018	—	—	—	—	—	—
Forwards	3,960,000	—	—	83,198	—	—	169,527
Swaps	138,734,758	—	698	367,333	512	135,263	213,885
Purchase options	150,000	—	—	6,556	—	—	—
Written options	400,000	—	—	—	—	—	15,359
Currency:
Futures	1,728	—	—	—	—	—	—
Forwards	97,713,561	—	—	1,935,832	—	—	885,870
Swaps	79,160,356	26,010	—	2,669,550	17,232	—	3,643,463
Purchase options	139,309	—	—	1,500	—	—	—
Written options	122,696	—	—	—	—	—	585
Equity:
Futures	480,311	—	—	—	—	—	—
Forwards	137	—	—	36	—	—	—
Swaps	461,112	—	—	126,028	—	—	1,994
Purchase options	16,444,709	—	—	608,296	—	—	—
Written options	16,887,247	—	—	—	—	—	1,012,341

Total	354,972,942	26,010	698	5,798,329	17,744	135,263	5,943,024

Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.

(2)	Overview of the Group’s hedge accounting
1) Fair value hedge
As of December 31, 2023, the Group has applied fair value hedge on fixed interest rate foreign currency denominated debentures amounting to 3,682,140 million Won, and foreign currency loans amounting to 261,084 million Won. The purpose of the hedging is to avoid fair value volatility risk of fixed interest rate foreign currency denominated debentures derived from fluctuations of market interest rate, and as such the Group entered into interest rate swap agreements designated as hedging instruments.
Pursuant to the interest rate swap agreement, by swapping the calculated difference between the fixed interest rate and floating interest rate applied to the nominal value, the fair value fluctuation risk is hedged as the foreign currency denominated debentures fixed interest rate terms are converted to floating interest rate. Pursuant to the interest rate swap agreement, hedge ratio is determined by matching the nominal value of hedging instrument to the face value of the hedged item.
In this hedging relationship, only the market interest rate fluctuation, which is the most significant part of the fair value change of the hedged item, is designated as the hedged risk, and other risk factors including credit risk are not included in the hedged risk. Therefore, the ineffective portion of the hedge could arise from fluctuations in the timing of the cash flow of the hedged item, price margin set by counterparty of hedging instrument, and unilateral change in credit risk of any party of hedging instrument.
The interest rate swap agreements and the hedged items are subject to fluctuations in the underlying market rate of interest and the Group expects the fair value of the interest rate swap contract and the value of the hedged item to generally change in the opposite direction.

The fair value of the interest rate swap at the end of the reporting period is determined by discounting future cash flows estimated by using the yield curve at the end of the reporting period and the credit risk embedded in the contract and the average interest rate is determined based on the outstanding balance at the end of the reporting period. The variable interest rate applied to the interest rate swap is Compounding SOFR or CD 3M plus spread. In accordance with the terms of each interest rate swap contract designated as a hedging instrument, the Group receives interest at a fixed interest rate and pays interest at a variable interest rate.
2) Cash Flow Hedge
As of the December 31, 2023, the Group has applied cash flow hedge on local currency denominated debentures amounting to 179,945 million Won and debentures on foreign currency amounting to 752,447 million Won The Group’s hedging strategies are to ① Mitigate risks of cash flow fluctuation from variable interest rate debentures on local currency due to changes in market interest rate by entering into an interest rate swap contract and thereby designating it as hedging instrument; ② Mitigate the risks of cash flow fluctuation from principal and interest of variable interest rate debentures denominated in foreign currency due to changes in foreign exchange rates and interest rates by entering into a currency swap contract and thereby designating it as hedging instrument; ③ Mitigate the risks of cash flow fluctuation from principal and interest of fixed interest rate debentures denominated in foreign currency due to changes in foreign exchange rates and ④ Mitigate the risks of cash flow fluctuation in variable interest rate foreign currency borrowings resulting from changes in market interest rates and designate it as a hedging instrument through entering into currency swap contracts and interest rate swap contracts.
This means exchanging a predetermined nominal amount as set forth in the interest rate swap contract adjusted by the differences between the fixed and variable interest rates, which results in the conversion of interest rates of debentures in local currency from variable interest into fixed interest, eliminating the cash flow fluctuation risk.
In addition, this also means a payment of predetermined principal amount as set forth in the currency swap adjusted by fixed interest rate, an exchange of an amount calculated by applying variable interest rate to USD or applying fixed interest rate to SGD, and an exchange of the principal denominated in KRW and principal denominated in foreign currency at maturity eliminating cash flow fluctuation risk on principal and interest.
The hedge ratio is determined by matching the nominal amount of the hedging instrument to the face amount of the hedged item in accordance with interest rate swap and currency swap.
Only interest rate and foreign exchange rate fluctuation risk, which is the most significant factor in the cash flow fluctuation of the hedged item, is addressed in this hedging relationship, and other risk factors such as credit risk are not subject to hedging.
Thus, there could be hedge ineffectiveness arising from price margin set by the counterparty of hedging instruments and unilateral change in credit risk of any party in the transaction.
The interest rate swap, currency swap contract and the hedged item are all affected by the changes in market interest rate and foreign exchange rates which are basic factors of the derivative. The Group expects that the value of interest rate swap contract, currency swap contract and value of the hedged item will generally fluctuate in opposite direction.
3) Hedges of Net Investment in Foreign Operations
Foreign currency exposure arises from the Group’s net investments in Woori America Bank, Woori Bank (Cambodia) PLC and Hong Kong Woori Investment Bank, and overseas branches, which use USD as their functional currency. The risk arises from fluctuations in the spot exchange rate between USD and KRW. This may result in different net investment amounts.

The risk hedged in the net investment hedging is the volatility of KRW against USD, which may reduce the carrying amount of the Group’s net investments in Woori America Bank, Woori Bank (Cambodia) PLC and Hong Kong Woori Investment Bank.
A portion of the Group’s net investments in Woori America Bank, Woori Bank (Cambodia) PLC and Hong Kong Woori Investment Bank, and overseas branches are hedged in USD denominated foreign currency bonds(Carrying amount as of December 31, 2023: USD 863,959,317) and mitigate foreign exchange risk arising from the net assets of subsidiaries.
The bonds was designated as a hedging instrument for changes in the value of net investment resulting from fluctuations in the USD/KRW spot exchange rate.
To assess the effectiveness of the hedging instrument, the Group determines the economic relationship between the hedging instrument and the hedged item by comparing (offsetting) changes in the carrying amount of the liability due to changes in the spot exchange rate with changes. The Group’s policy is to hedge the net investment only within the principal range of the liability.

(3)	The nominal amount of the hedging instrument is as follows (Unit: USD, AUD, EUR, and Korean Won in millions):

	December 31, 2022
	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedge
Interest rate risk
Interest rate swap (USD)	—	2,075,000,000	300,000,000	2,375,000,000
Interest rate swap (AUD)	150,000,000	—	—	150,000,000
Interest rate swap (KRW)	150,000	—	—	150,000
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	50,000	140,000	—	190,000
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	—	270,000,000	—	270,000,000
Foreign currencies translation risk
Currency swap (USD)	80,000,000	100,000,000	—	180,000,000
Currency swap (EUR)	—	194,780,000	—	194,780,000
Hedges of net investment in foreign operations
Exchange risk
Foreign currency bond (USD)	272,390,437	592,000,000	—	864,390,437

	December 31, 2023
	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedge
Interest rate risk
Interest rate swap (USD)	1,000,000,000	1,975,000,000	—	2,975,000,000
Interest rate swap (KRW)	240,000	—	20,000	260,000
Cash flow hedge
Interest rate risk Interest rate swap (KRW)	—	140,000	—	140,000
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	—	270,000,000	—	270,000,000
Foreign currencies translation risk
Currency swap (USD)	—	100,000,000	—	100,000,000
Currency swap (EUR)	—	194,780,000	—	194,780,000
Hedges of net investment in foreign operations
Exchange risk
Foreign currency bond (USD)	400,000,000	463,959,317	—	863,959,317

(4)	The average interest rate and average currency rate of the hedging instrument are as follows:

December 31, 2022
Average interest rate and average exchange rate
Fair value hedge
Interest rate risk
Interest rate swap (USD)	Fixed 3.62% receipt and Libor 3M+1.45% floating paid
Interest rate swap (USD)	Fixed 2.05% receipt and (C.SOFR)+0.65% paid
Interest rate swap (AUD)	Fixed 0.84% receipt and BBSW 3M+0.72% paid
Interest rate swap (KRW)	Fixed 3.13% receipt and CD 3M paid
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	KRW CMS 5Y+0.46% receipt, 3.65% paid
Interest rate swap (KRW)	KRW CD+0.33% receipt, 1.68% paid
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	USD 1M Libor+0.79% receipt, KRW 0.80% paid, KRW/USD = 1,226.29
Foreign currencies translation risk
Currency swap (USD)	USD 1.50% receipt, KRW 1.57% paid, KRW/USD = 1,140.50
Currency swap (EUR)	EUR 1.98% receipt, KRW 3.68% paid, KRW/EUR = 1,344.08
Hedges of net investment
Exchanging rate risk
Foreign currency denominated debentures (KRW/USD)	1,344.37

December 31, 2023
Average interest rate and average exchange rate
Fair value hedge
Interest rate risk
Interest rate swap (USD)	Fixed 3.60% receipt and (C.SOFR) + 1.47% paid
Interest rate swap (KRW)	Fixed 4.13% receipt and CD 3M paid
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	KRW CMS 5Y+0.46% receipt, 3.65% paid
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	USD 1M SOFR+1.12% receipt, KRW 4.37% paid, USD/KRW = 1,293.97
Foreign currencies translation risk
Currency swap (USD)	USD 1.75% receipt, KRW 1.63% paid, USD/KRW = 1,138.50
Currency swap (EUR)	EUR 1.98% receipt, KRW 3.40% paid, EUR/KRW = 1,344.08
Hedges of net investment
Exchanging rate risk
Foreign currency denominated debentures (USD/KRW)	1,306.12

(5)	The amounts related to items designated as hedging instruments are as follows (Unit: USD, AUD, EUR, and Korean Won in millions):

	December 31, 2022
	Nominal amount of the hedging instrument	Carrying amount of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located	Changing in fair value used for calculating hedge ineffectiveness
		Assets	Liabilities
Fair value hedge
Interest rate risk
Interest rate Swap (USD)	2,375,000,000	—	193,831	Derivative assets (designated for hedging)	(247,765)
Interest rate Swap (AUD)	150,000,000			Derivative liabilities (designated for hedging)
Interest rate Swap (KRW)	150,000
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	190,000	2,041	—	Derivative liabilities (designated for hedging)	1,690
Foreign currency translation risk and interest rate risk
Currency swap (USD)	270,000,000	17,909	—	Derivative liabilities (designated for hedging)	58,253
Foreign currency translation risk
Currency swap (USD)	180,000,000	17,836	—	Derivative liabilities (designated for hedging)	9,317
Currency swap (EUR)	194,780,000	—	9,080	Derivative liabilities (designated for hedging)	(10,286)
Hedges of net investment in foreign operations Exchange rate risk
Foreign currency bond (USD)	864,390,437	—	1,095,442	Foreign currency bond	(28,553)

	December 31, 2023
	Nominal amounts of the hedging instrument	Carrying amount of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located	Changing in fair value used for calculating hedge ineffectiveness
		Assets	Liabilities
Fair value hedge
Interest rate risk
Interest rate Swap (USD)	2,975,000,000	698	135,263	Derivative assets (designated for hedging)	55,651
Interest rate Swap (KRW)	260,000
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	140,000	—	512	Derivative liabilities (designated for hedging)	(2,433)
Foreign currency translation risk and interest rate risk
Currency swap (USD)	270,000,000	7,356	17,232	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	(913)
Foreign currency translation risk
Currency swap (USD)	100,000,000	10,956	—	Derivative assets (designated for hedging)	(5,644)
Currency swap (EUR)	194,780,000	7,698	—	Derivative assets (designated for hedging)	19,063
Hedges of net investment in foreign operations Exchange rate risk
Foreign currency bond (USD)	863,959,317	—	1,113,989	Foreign currency bond	(19,088)

(6)	Details of carrying amount to hedge and amount due to hedge accounting are as follows (Unit: Korean Won in millions):

	December 31, 2022
	Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve (*)
	Assets	Liabilities	Assets	Liabilities
Fair value hedge
Interest rate risk
Debentures	—	3,076,983	—	(199,804)	Debentures	257,911	—
Cash flow hedge
Interest rate risk
Debentures	—	229,892	—	—	Debentures	(3,742)	2,531
Foreign currencies translation risk and interest rate risk
Debentures	—	342,019	—	—	Debentures	(23,296)	8,648
Foreign currencies translation risk
Debentures	—	752,901	—	—	Debentures	11,256	(24,600)
Hedges of net investment in foreign operations Exchange rate risk
Foreign operations net asset	—	1,095,442	—	—	Foreign operations net asset	28,553	(38,797)

(*)	After tax amount

	December 31, 2023
	Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve (*)
	Assets	Liabilities	Assets	Liabilities
Fair value hedge
Interest rate risk
Debentures	—	3,943,224	—	142,902	Debentures	(58,306)	—
Cash flow hedge
Interest rate risk
Debentures	—	179,945	—	—	Debentures	2,433	25
Foreign currencies translation risk and interest rate risk
Debentures	—	346,388	—	—	Debentures	22,914	(8,819)
Foreign currencies translation risk
Debentures	—	406,059	—	—	Debentures	(13,419)	(11,416)
Hedges of net investment in foreign operations Exchange rate risk
Foreign operations net asset	—	1,113,989	—	—	Foreign operations net asset	19,088	(34,750)

(*)	After tax amount

(7)	Amounts recognized in profit or loss due to the ineffective portion of fair value hedges are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2021
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	16,522	Other net operating income(expense)

		For the year ended December 31, 2022
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	10,146	Other net operating income(expense)

		For the year ended December 31, 2023
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	(2,655)	Other net operating income(expense)

(8)	Reclassification of profit or loss from other comprehensive income and equity related to cash flow hedges are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2021
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	1,641	256	—	Other net operating income (expense)	—	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	60,394	169	(2,300)	Other net operating income (expense)	(52,126)	Other net operating income (expense)
	Foreign currencies translation risk	8,476	(258)	416	Other net operating income (expense)	(9,045)	Other net operating income (expense)

		For the year ended December 31, 2022
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	1,653	37	—	Other net operating income (expense)	220	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	58,253	—	(1,721)	Other net operating income (expense)	(53,743)	Other net operating income (expense)
	Foreign currencies translation risk	(969)	—	2,046	Other net operating income (expense)	(16,111)	Other net operating income (expense)

		For the year ended December 31, 2023
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	(2,433)	—	—	Other net operating income (expense)	—	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	(913)	—	(4,871)	Other net operating income (expense)	(11,683)	Other net operating income (expense)
	Foreign currencies translation risk	13,419	—	(3,521)	Other net operating income (expense)	(6,950)	Other net operating income (expense)

(9)	The amounts recognized in profit or loss and other comprehensive income related to the hedging of net investments in foreign operations are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2022
		Profit or loss recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item which recognized the hedge ineffectiveness
Hedges of net investment in foreign operation	Exchange rate risk	(38,797)	—	—

	For the year ended December 31, 2023
		Profit or loss recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item which recognized the hedge ineffectiveness
Hedges of net investment in foreign operation	Exchange rate risk	(19,088)	5,039	(14,049)